INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

29.INCOME TAXES

(a)	Tax amounts recognized in profit or loss

	2021	2020
Current tax expense	$—	$—
Deferred tax expense	—	—
Tax expense	$—	$—

(b)	Reconciliation of effective tax rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	2021	2020
Income (loss) before tax	$(26,278)	$(27,694)
Statutory income tax rate	26.8%	26.6%

Expected income tax	$(7,042)	$(7,367)
Differences between Canadian and foreign tax rates	(744)	(488)
Items not deductible for tax purposes	2,850	736
Share based compensation	587	671
Change in unrecognized deductible temporary differences	6,208	6,190
True ups	(1,913)	64
Effect of changes in tax rates from prior years	(71)	—
Effect of changes in foreign exchange rates	393	202
Other	(268)	(8)
Total income taxes	—	—

Effective tax rate	n/a	n/a

In 2021, the statutory income tax rate applicable to the Canadian parent entity was 26.8% (2020 – 26.6%).

(c)	Unrecognized deductible temporary differences

We recognize tax benefits on losses or other deductible amounts generated in countries where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts.

	December 31
	2021	2020
Mineral properties and exploration expenditures	$55,548	$43,807
Equipment	1,814	1,700
Site closure provisions	5,460	518
Long term debt	—	282
Share issue costs	5,724	2,428
Non capital losses	41,343	46,073
Intercompany debt	413	—
Other	5,202	—
Unrecognized deductible temporary differences	$115,504	$94,808

(d)	Recognized deferred tax assets and liabilities

Recognized deferred tax assets and liabilities are comprised of the following:

	December 31
	2021	2020
Mineral properties and exploration expenditures	(8,173)	—
Long term debt	(1,786)	(322)
Non-capital losses	10,447	867
Other	(488)	(545)
Recognized deferred tax assets (liabilities)	$—	$—

(e)	Temporary difference on investment in subsidiaries

The temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized, aggregate to $4,653,000 (December 31, 2020 - $3,328,000). The Company has determined that the taxable temporary difference will not reverse in the foreseeable future.

(f)	Tax loss carryforwards

Our tax losses have the following expiry dates.

	Tax losses	December 31
	expire in years	2021	2020
Canada	2026 to 2041	$46,354	$39,108
Mexico	2027 to 2031	29,851	5,317
Panama	2022 to 2026	655	4,678
United States	indefinite	16	—